NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Investment Income [Line Items]
Total net investment income	$ 5,819	$ 4,264	$ 1,809
Total investment related gains	485	369	425
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	3,199	2,310	830
Total investment related gains	23	(193)	(105)
Equity securities
Net Investment Income [Line Items]
Total net investment income	133	64	25
Total investment related gains	458	643	372
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	821	660	325
Total investment related gains	52	(87)	(27)
Private loans
Net Investment Income [Line Items]
Total net investment income	527	185	107
Total investment related gains	(37)	(8)	(13)
Investment real estate
Net Investment Income [Line Items]
Total net investment income	45	47	49
Total investment related gains	41	(7)	(11)
Real estate partnerships
Net Investment Income [Line Items]
Total net investment income	111	(10)	(1)
Total investment related gains	5	0	0
Investment funds
Net Investment Income [Line Items]
Total net investment income	640	365	124
Total investment related gains	(20)	(8)	13
Policy loans
Net Investment Income [Line Items]
Total net investment income	21	35	17
Short-term investments
Net Investment Income [Line Items]
Total net investment income	171	271	221
Other invested assets
Net Investment Income [Line Items]
Total net investment income	151	337	112
Short-term investments and other invested assets
Net Investment Income [Line Items]
Total investment related gains	$ (37)	$ 29	$ 196